UMB FUND SERVICES, INC.

235 West Galena Street

Milwaukee, Wisconsin 53212

(414) 299-2000

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549

Re:	Fiera Capital Series Trust

Registration No: 333-215049; 811-23220

Filing Pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of the above-referenced registered investment company, transmitted herewith for filing pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Trust’s Form N-CSR for the annual period ended March 31, 2020. Questions regarding this filing may be directed to the undersigned at (414) 299-2000.

Sincerely,

/s/Constance Dye Shannon
Executive Vice President and General Counsel

Encl.